Derivative Instruments and Hedging Activities - Additional Information (Details) gal in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) $ / gal gal	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / gal	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May 31, 2016 USD ($) Agreement	Dec. 31, 2012 USD ($) Agreement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amortization of option interest rate cap premium	$ 0.2	$ 1.0	$ 1.5	$ 2.1	$ 1.3
Interest rate caps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts of the contracts			$ 695.2
Fuel commodity derivatives | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged strike prices (in dollars per share) | $ / gal			2.20
Fuel commodity derivatives | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged strike prices (in dollars per share) | $ / gal			2.84
Derivatives Designated as Hedging Instruments | Interest rate caps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of interest rate cap agreements | Agreement							4
Amortization of option interest rate cap premium	0.2	1.0
Notional amounts of the contracts	666.6
Derivatives Designated as Hedging Instruments | Interest rate caps | Other assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Premium included in other assets from condensed consolidated balance sheet							$ 5.0
Not Designated as Hedging Instrument | Interest rate caps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of interest rate cap agreements | Agreement						3
Premium included in other assets from condensed consolidated balance sheet						$ 5.5
Amortization of option interest rate cap premium	0.0
Notional amounts of the contracts	$ 800.0
Not Designated as Hedging Instrument | Fuel commodity derivatives | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged strike prices (in dollars per share) | $ / gal	2.2
Not Designated as Hedging Instrument | Fuel commodity derivatives | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged strike prices (in dollars per share) | $ / gal	2.64
Not Designated as Hedging Instrument | Fuel commodity derivatives | Other Income (Expense), Net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Changes in the fair value and settlements of fuel derivative instruments	$ 1.5	$ (0.2)
Not Designated as Hedging Instrument | Fixed Price Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Commodity volume hedged | gal	6.7